UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources

Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2021

Date of reporting period: 10/31/2020

Item 1 – Report to Stockholders

OCTOBER 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Mid Cap Dividend Series, Inc.

•	BlackRock Mid Cap Dividend Fund

BlackRock Natural Resources Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762) to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of October 31, 2020	BlackRock Mid Cap Dividend Fund

Investment Objective

BlackRock Mid Cap Dividend Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2020, the Fund underperformed its benchmark, the Russell Midcap® Value Index.

What factors influenced performance?

The largest detractor from relative performance during the period came from a combination of stock selection and allocation decisions within the health care sector. Selection within the health care providers & services and health care equipment & supplies industries accounted for the majority of the underperformance within the sector. Within utilities, relative underperformance was driven almost entirely by stock selection in the electric utilities industry. Underweight exposure to specialty retail and household durables in the consumer discretionary segment also weighed on performance. Lastly, stock selection in communication services, an underweight to and stock selection within materials, and an overweight to energy hindered relative results.

At the sector level, the largest contribution to relative performance was derived from a combination of stock selection and allocation decisions within the financials sector. Notably, stock selection within the insurance, capital markets and diversified financial services industries added to relative returns. An underweight exposure to real estate also boosted relative performance, primarily due to an underweight position in real estate investment trusts.

Describe recent portfolio activity.

During the six-month period, the Fund’s exposure to the consumer staples, energy and materials sectors increased, while exposure to information technology (“IT”), financials and consumer discretionary stocks decreased.

Describe portfolio positioning at period end.

At the end of the period, the Fund’s largest allocations were to the financials, IT and health care sectors. Relative to the Russell Midcap® Value Index, the largest overweight positions were in IT, health care and energy. Conversely, the largest relative underweights were to the industrials, real estate and materials sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended October 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	11.27%	(6.42)%	N/A	5.62%	N/A	8.60%	N/A
Investor A	11.19	(6.64)	(11.55)%	5.35	4.22%	8.29	7.70%
Investor C	10.82	(7.34)	(8.21)	4.55	4.55	7.40	7.40
Class K	11.31	(6.34)	N/A	5.66	N/A	8.62	N/A
Class R	11.08	(6.84)	N/A	5.06	N/A	7.95	N/A
Russell Midcap® Value Index(c)	13.64	(6.94)	N/A	5.32	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.

(c)

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2020 (continued)	BlackRock Mid Cap Dividend Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,112.70	$4.53		$1,000.00	$1,020.92	$4.33		0.85%
Investor A	1,000.00	1,111.90	5.86		1,000.00	1,019.66	5.60		1.10
Investor C	1,000.00	1,108.20	9.83		1,000.00	1,015.88	9.40		1.85
Class K	1,000.00	1,113.10	4.10		1,000.00	1,021.32	3.92		0.77
Class R	1,000.00	1,110.80	7.18		1,000.00	1,018.40	6.87		1.35

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
American International Group, Inc.	3%
Equitable Holdings, Inc.	2
Arthur J Gallagher & Co.	2
Marathon Petroleum Corp.	2
Cognizant Technology Solutions Corp., Class A	2
General Motors Co.	2
Raymond James Financial, Inc.	2
BAE Systems PLC	2
Quanta Services, Inc.	2
Koninklijke Philips NV	2

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets
Financials	25%
Information Technology	13
Health Care	11
Industrials	9
Consumer Discretionary	8
Utilities	8
Energy	6
Communication Services	5
Real Estate	4
Materials	3
Consumer Staples	3
Short-Term Securities	5
Liabilities in Excess of Other Assets	(—	)(c)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Rounds to less than 1% of net assets.

FUND SUMMARY	5

Fund Summary as of October 31, 2020	BlackRock Natural Resources Trust

Investment Objective

BlackRock Natural Resources Trust’s (the “Fund”) investment objective is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2020, the Fund outperformed the S&P Global Natural Resources Net Index.

What factors influenced performance?

During the period, the Fund’s lack of holdings in ExxonMobil Corp. made the largest contribution to relative performance, as Exxon’s share price came under pressure when it was removed from the Dow Jones index. An overweight in steel producer Stelco Holdings, Inc. was the second largest contributor to relative returns, as Stelco benefited from steel’s strong price performance. In addition, an out-of-benchmark position in First Quantum Minerals Ltd. was among the top performers. First Quantum posted stronger-than-expected third quarter results as the company achieved record production at its Sentinel and Cobre Panama projects.

Conversely, the Fund’s positions in Suncor Energy, Inc., BP PLC and Chevron Corp. were among the largest detractors from relative performance. The share prices of all three companies came under pressure due to weakness in oil prices. Finally, a lack of holdings in Nutrien Ltd. weighed on returns as the company performed well, supported by rising fertilizer prices.

Describe recent portfolio activity.

Within the agriculture sub-sector, the Fund reduced exposure to protein producers, rotating the proceeds into the health and wellness, supply chain, and paper and packaging sub-sectors. Within mining, the Fund took profits from some gold and silver positions that have performed strongly in 2020. In addition, energy holdings were rotated, with increased exposure to the integrated energy sub-sector.

Describe portfolio positioning at period end.

At period end, the Fund was overweight in the mining sector and underweight in the agriculture and energy sub-sectors. Within mining, the Fund’s largest overweight was to diversified miners. Within energy, the Fund favored exposure to larger-cap energy companies, which have on average entered the recent downturn with stronger balance sheets, better cost oversight and a larger proportion of short-cycle investments that can more easily be pared back. Within agriculture, the Fund’s largest overweight was to the health and wellness sub-sector, based on changes in consumer food preferences. Elsewhere, the Fund was underweight in the paper and packaging sub-sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended October 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	5.54%	(14.24)%	N/A	(1.61)%	N/A	(1.67)%	N/A
Investor A	5.41	(14.47)	(18.96)%	(1.88)	(2.93)%	(1.94)	(2.47)%
Investor C	4.92	(15.21)	(16.03)	(2.66)	(2.66)	(2.71)	(2.71)
S&P Global Natural Resources Net Index(c)	4.14	(14.68)	N/A	3.33	N/A	(1.38)	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset.

(c)

The index includes 90 of the largest publicly-traded companies in the natural resources and commodities businesses that meet specific investability requirements across three primary commodity-related sectors: agribusiness, energy, and metals & mining. Returns are net of foreign withholding taxes.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2020 (continued)	BlackRock Natural Resources Trust

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,055.40	$5.08	$1,000.00	$1,020.27	$4.99	0.98%
Investor A	1,000.00	1,054.10	6.63	1,000.00	1,018.75	6.51	1.28
Investor C	1,000.00	1,049.20	10.95	1,000.00	1,014.52	10.76	2.12

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
BHP Group PLC	6%
Chevron Corp.	5
TOTAL SA	5
Vale SA	5
Newmont Corp.	4
CF Industries Holdings, Inc.	4
FMC Corp.	4
Anglo American PLC	4
Barrick Gold Corp.	3
Bunge Ltd.	3

INDUSTRY ALLOCATION

Industry(b)	Percent of Net Assets
Metals & Mining	37%
Oil, Gas & Consumable Fuels	28
Chemicals	13
Food Products	9
Containers & Packaging	7
Electronic Equipment, Instruments & Components	2
Specialty Retail	2
Short-Term Securities	2
Liabilities in Excess of Other Assets	(—	)(c)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(c)	Rounds to less than 1% of net assets.

FUND SUMMARY	7

About Fund Performance

Institutional Shares and Class K Shares (Class K Shares are available only in BlackRock Mid Cap Dividend Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Mid Cap Dividend Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of BlackRock Mid Cap Dividend Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years. Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.

Class R Shares (available only in BlackRock Mid Cap Dividend Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on May 1, 2020 and held through October 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2020	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Airbus SE(a)	21,090	$1,543,072
BAE Systems PLC	1,065,976	5,479,533

		7,022,605

Auto Components — 0.3%
Magna International, Inc.	18,778	959,744

Automobiles — 1.9%
General Motors Co.(a)	166,251	5,740,647

Banks — 1.9%
KeyCorp.	236,836	3,074,131
PNC Financial Services Group, Inc.	22,490	2,516,181

		5,590,312

Beverages — 1.4%
Constellation Brands, Inc., Class A	24,547	4,055,901

Building Products — 0.5%
Carrier Global Corp.	48,790	1,629,098

Capital Markets — 4.7%
Apollo Global Management Inc.	23,180	854,415
Evercore, Inc., Class A	58,540	4,656,272
Invesco Ltd.	202,550	2,655,430
Raymond James Financial, Inc.	74,587	5,701,430

		13,867,547

Chemicals — 2.4%
Corteva, Inc.	121,826	4,017,821
DuPont de Nemours, Inc.	29,220	1,662,034
PPG Industries, Inc.	11,530	1,495,672

		7,175,527

Communications Equipment — 0.8%
Motorola Solutions, Inc.	15,934	2,518,528

Construction & Engineering — 1.8%
Quanta Services, Inc.	87,518	5,463,749

Construction Materials — 0.6%
CRH PLC	47,118	1,653,446

Consumer Finance — 2.4%
Ally Financial, Inc.	149,215	3,981,056
Capital One Financial Corp.	41,380	3,024,051

		7,005,107

Diversified Financial Services — 3.7%
Equitable Holdings, Inc.	341,348	7,335,569
Jefferies Financial Group, Inc.	182,138	3,553,512

		10,889,081

Electric Utilities — 6.1%
American Electric Power Co., Inc.	8,730	785,089
Duke Energy Corp.	8,390	772,803
Edison International	65,555	3,673,702
Entergy Corp.	39,075	3,955,171
Evergy, Inc.	32,738	1,807,138
FirstEnergy Corp.	82,920	2,464,382
Pinnacle West Capital Corp.	9,410	767,574
PPL Corp.	111,715	3,072,162
Southern Co.	13,270	762,362

		18,060,383

Security	Shares	Value

Electrical Equipment — 0.5%
nVent Electric PLC	83,194	$1,501,652

Electronic Equipment, Instruments & Components — 4.1%
Avnet, Inc.	200,995	4,958,547
Flex Ltd.(a)	252,890	3,578,393
FLIR Systems, Inc.	70,220	2,435,932
TE Connectivity Ltd.	12,193	1,181,258

		12,154,130

Equity Real Estate Investment Trusts (REITs) — 1.6%
Lamar Advertising Co., Class A	29,029	1,798,637
Welltower, Inc.	52,452	2,820,344

		4,618,981

Food Products — 0.3%
Conagra Brands, Inc.	21,915	768,997

Health Care Equipment & Supplies — 4.9%
Alcon, Inc.(a)	37,018	2,104,589
ConvaTec Group PLC(b)	655,132	1,533,619
DENTSPLY SIRONA, Inc.	46,210	2,180,650
Koninklijke Philips NV(a)	114,898	5,321,702
Zimmer Biomet Holdings, Inc.	26,420	3,490,082

		14,630,642

Health Care Providers & Services — 4.0%
Anthem, Inc.	8,705	2,374,724
Cardinal Health, Inc.	42,166	1,930,781
Cigna Corp.	31,283	5,223,322
McKesson Corp.	14,861	2,191,849

		11,720,676

Health Care Technology — 0.3%
Change Healthcare, Inc.(a)	72,072	1,019,819

Household Durables — 1.0%
Newell Brands, Inc.	164,362	2,902,633

Insurance — 12.6%
Allstate Corp.	37,171	3,298,926
American International Group, Inc.	258,360	8,135,756
Arthur J Gallagher & Co.	60,021	6,224,778
Assurant, Inc.	35,186	4,376,083
Brighthouse Financial, Inc.(a)	96,279	3,186,835
Fidelity National Financial, Inc.	102,230	3,198,777
First American Financial Corp.	43,660	1,946,799
Hartford Financial Services Group, Inc.	97,884	3,770,492
MetLife, Inc.	38,855	1,470,662
Reinsurance Group of America, Inc.	14,850	1,500,147
Root, Inc., Class A(a)	10,368	248,521

		37,357,776

IT Services — 4.0%
Amdocs Ltd.	21,250	1,198,075
Cognizant Technology Solutions Corp., Class A	86,199	6,156,333
Fidelity National Information Services, Inc.	8,111	1,010,549
FleetCor Technologies, Inc.(a)	9,820	2,169,336
Perspecta, Inc.	74,750	1,340,268

		11,874,561

Machinery — 1.0%
Pentair PLC	25,355	1,261,665
Stanley Black & Decker, Inc.	9,677	1,608,317

		2,869,982

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 3.0%
Fox Corp., Class A	147,800	$3,919,656
Fox Corp., Class B	11,200	292,768
iHeartMedia, Inc., Class A(a)	179,253	1,473,460
Publicis Groupe SA	34,924	1,213,339
ViacomCBS, Inc., Class B	69,388	1,982,415

		8,881,638

Metals & Mining — 0.6%
Newmont Corp.	28,717	1,804,576

Multiline Retail — 1.6%
Dollar Tree, Inc.(a)	51,469	4,648,680

Multi-Utilities — 2.2%
NiSource, Inc.	88,140	2,024,576
Public Service Enterprise Group, Inc.	76,394	4,442,311

		6,466,887

Oil, Gas & Consumable Fuels — 5.6%
ConocoPhillips	68,415	1,958,037
Enterprise Products Partners LP	91,060	1,508,864
Marathon Petroleum Corp.	209,787	6,188,717
Pioneer Natural Resources Co.	44,825	3,566,277
Williams Cos., Inc.	182,061	3,493,751

		16,715,646

Pharmaceuticals(a) — 1.3%
Elanco Animal Health, Inc.	68,550	2,125,735
Mylan NV	129,520	1,883,221

		4,008,956

Professional Services — 1.1%
Robert Half International, Inc.	67,265	3,409,663

Real Estate Management & Development(a) — 2.4%
Howard Hughes Corp.	65,205	4,055,099
Jones Lang LaSalle, Inc.	13,570	1,531,510
Realogy Holdings Corp.	133,629	1,491,300

		7,077,909

Road & Rail — 0.7%
Norfolk Southern Corp.	9,952	2,081,162

Semiconductors & Semiconductor Equipment — 1.3%
NXP Semiconductors NV	29,412	3,974,149

Software — 2.9%
CDK Global, Inc.	77,144	3,324,907

Security	Shares	Value

Software (continued)
Datto Holding Corp.(a)	55,852	$1,591,782
Open Text Corp.	98,210	3,607,253

		8,523,942

Specialty Retail — 0.2%
Ross Stores, Inc.(a)	7,250	617,482

Textiles, Apparel & Luxury Goods(a) — 3.3%
Gildan Activewear, Inc.	209,140	4,343,838
Ralph Lauren Corp.	64,109	4,285,686
Skechers USA, Inc., Class A	35,870	1,137,438

		9,766,962

Tobacco — 1.0%
Altria Group, Inc.	83,166	3,000,629

Trading Companies & Distributors — 0.9%
WESCO International, Inc.(a)	64,855	2,674,620

Wireless Telecommunication Services — 1.9%
Telephone & Data Systems, Inc.	244,036	4,148,612
Vodafone Group PLC	1,039,240	1,386,313

		5,534,925

Total Long-Term Investments — 95.2% (Cost: $275,662,658)		282,239,350

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	14,464,001	14,464,001

Total Short-Term Securities — 4.9% (Cost: $14,464,001)		14,464,001

Total Investments — 100.1% (Cost: $290,126,659)		296,703,351

Liabilities in Excess of Other Assets — (0.1)%		(408,081)

Net Assets — 100.0%		$296,295,270

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,873,056	$—	$(409,055	)(a)	$—	$—	$14,464,001	14,464,001	$6,033		$—
SL Liquidity Series, LLC, Money Market Series(b)	1,151,971	—	(1,150,640	)(a)	485	(1,816)	—	—	3,811	(c)	—

					$485	$(1,816)	$14,464,001		$9,844		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Mid Cap Dividend Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$7,022,605	$—	$7,022,605
Auto Components	959,744	—	—	959,744
Automobiles	5,740,647	—	—	5,740,647
Banks	5,590,312	—	—	5,590,312
Beverages	4,055,901	—	—	4,055,901
Building Products	1,629,098	—	—	1,629,098
Capital Markets	13,867,547	—	—	13,867,547
Chemicals	7,175,527	—	—	7,175,527
Communications Equipment	2,518,528	—	—	2,518,528
Construction & Engineering	5,463,749	—	—	5,463,749
Construction Materials	—	1,653,446	—	1,653,446
Consumer Finance	7,005,107	—	—	7,005,107
Diversified Financial Services	10,889,081	—	—	10,889,081
Electric Utilities	18,060,383	—	—	18,060,383
Electrical Equipment	1,501,652	—	—	1,501,652
Electronic Equipment, Instruments & Components	12,154,130	—	—	12,154,130
Equity Real Estate Investment Trusts (REITs)	4,618,981	—	—	4,618,981
Food Products	768,997	—	—	768,997
Health Care Equipment & Supplies	5,670,732	8,959,910	—	14,630,642
Health Care Providers & Services	11,720,676	—	—	11,720,676
Health Care Technology	1,019,819	—	—	1,019,819
Household Durables	2,902,633	—	—	2,902,633
Insurance	37,357,776	—	—	37,357,776
IT Services	11,874,561	—	—	11,874,561
Machinery	2,869,982	—	—	2,869,982
Media	7,668,299	1,213,339	—	8,881,638
Metals & Mining	1,804,576	—	—	1,804,576
Multiline Retail	4,648,680	—	—	4,648,680
Multi-Utilities	6,466,887	—	—	6,466,887
Oil, Gas & Consumable Fuels	16,715,646	—	—	16,715,646
Pharmaceuticals	4,008,956	—	—	4,008,956
Professional Services	3,409,663	—	—	3,409,663
Real Estate Management & Development	7,077,909	—	—	7,077,909
Road & Rail	2,081,162	—	—	2,081,162
Semiconductors & Semiconductor Equipment	3,974,149	—	—	3,974,149
Software	8,523,942	—	—	8,523,942
Specialty Retail	617,482	—	—	617,482
Textiles, Apparel & Luxury Goods	9,766,962	—	—	9,766,962
Tobacco	3,000,629	—	—	3,000,629
Trading Companies & Distributors	2,674,620	—	—	2,674,620
Wireless Telecommunication Services	4,148,612	1,386,313	—	5,534,925
Short-Term Securities
Money Market Funds	14,464,001	—	—	14,464,001

	$276,467,738	$20,235,613	$—	$296,703,351

See notes to financial statements.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) October 31, 2020	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 12.6%
Albemarle Corp.	5,608	$522,721
CF Industries Holdings, Inc.	153,800	4,246,418
FMC Corp.	40,155	4,125,525
Koninklijke DSM NV	15,612	2,496,788
Symrise AG	14,618	1,802,551

		13,194,003

Containers & Packaging — 7.5%
International Paper Co.	47,721	2,087,794
Packaging Corp. of America	26,355	3,017,384
Westrock Co.	73,166	2,747,383

		7,852,561

Electronic Equipment, Instruments & Components — 2.1%
Trimble, Inc.(a)	45,975	2,212,777

Food Products — 8.6%
Bunge Ltd.	61,226	3,473,351
Darling Ingredients, Inc.(a)(b)	14,750	634,250
JBS SA	489,844	1,660,430
Kerry Group PLC, Class A	14,366	1,719,638
Salmar ASA(a)	30,171	1,532,095

		9,019,764

Metals & Mining — 36.9%
Anglo American PLC	159,699	3,747,045
Barrick Gold Corp.	132,444	3,540,228
BHP Group PLC	328,972	6,372,961
First Quantum Minerals Ltd.	99,491	1,143,292
Fortescue Metals Group Ltd.	48,845	597,545
Freeport-McMoRan, Inc.(a)	142,628	2,473,170
Kinross Gold Corp.	116,229	924,737
Kirkland Lake Gold Ltd.	18,446	840,405
Lundin Mining Corp.	289,957	1,751,973
Neo Lithium Corp.(a)	1,031,080	773,910
Newcrest Mining Ltd.	38,432	796,983
Newmont Corp.	70,085	4,404,141
Polyus PJSC, Registered Shares, GDR	14,160	1,392,765
Stelco Holdings, Inc.(a)	136,817	1,495,200
Vale SA, ADR	468,549	4,952,563
Wheaton Precious Metals Corp.	74,355	3,428,509

		38,635,427

Oil, Gas & Consumable Fuels — 28.3%
BP PLC	1,256,183	3,204,125

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	76,443	$5,312,789
CNOOC Ltd.	1,557,000	1,424,586
ConocoPhillips	62,116	1,777,760
Galp Energia SGPS SA	113,650	922,973
Kosmos Energy Ltd.(a)	436,919	434,429
LUKOIL PJSC, ADR	31,772	1,625,555
Lundin Energy AB	39,400	753,203
Petroleo Brasileiro SA, ADR	196,992	1,306,057
Pioneer Natural Resources Co.	14,250	1,133,730
Royal Dutch Shell PLC, B Shares	241,830	2,916,308
Suncor Energy, Inc.	162,607	1,834,409
TOTAL SA	163,869	4,964,691
Valero Energy Corp.	32,590	1,258,300
Williams Cos., Inc.	42,212	810,048

		29,678,963

Specialty Retail — 1.6%
Tractor Supply Co.	12,266	1,633,954

Total Long-Term Investments — 97.6% (Cost: $106,569,392)		102,227,449

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	2,671,888	2,671,888
SL Liquidity Series, LLC, Money Market Series, 0.18%(c)(d)(e)	3,773	3,774

Total Short-Term Securities — 2.5% (Cost: $2,675,661)		2,675,662

Total Investments — 100.1% (Cost: $109,245,053)		104,903,111

Liabilities in Excess of Other Assets — (0.1)%		(144,583)

Net Assets — 100.0%		$104,758,528

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$968,425	$1,703,463	(a)	$—		$—	$—	$2,671,888	2,671,888	$783		$—
SL Liquidity Series, LLC, Money Market Series	5,956,439	—		(5,953,080	)(a)	2,180	(1,765)	3,774	3,773	9,116	(b)	—

						$2,180	$(1,765)	$2,675,662		$9,899		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Natural Resources Trust

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$8,894,664	$4,299,339	$—	$13,194,003
Containers & Packaging	7,852,561	—	—	7,852,561
Electronic Equipment, Instruments & Components	2,212,777	—	—	2,212,777
Food Products	5,768,031	3,251,733	—	9,019,764
Metals & Mining	25,728,128	12,907,299	—	38,635,427
Oil, Gas & Consumable Fuels	13,867,522	15,811,441	—	29,678,963
Specialty Retail	1,633,954	—	—	1,633,954
Short-Term Securities
Money Market Funds	2,671,888	—	—	2,671,888

	$68,629,525	$36,269,812	$—	104,899,337

Investments Valued at NAV(a)				3,774

				$104,903,111

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Statements of Assets and Liabilities  (unaudited)

October 31, 2020

	BlackRock Mid Cap Dividend Fund	BlackRock Natural Resources Trust

ASSETS
Investments at value — unaffiliated(a)(b)	$282,239,350	$102,227,449
Investments at value — affiliated(c)	14,464,001	2,675,662
Foreign currency at value(d)	847	—
Receivables:
Securities lending income — affiliated	83	504
Capital shares sold	276,584	231,498
Dividends — unaffiliated	352,398	75,553
Dividends — affiliated	556	41
Prepaid expenses	52,525	48,173

Total assets	297,386,344	105,258,880

LIABILITIES
Cash collateral on securities loaned at value	—	720
Payables:
Accounting services fees	55,170	38,727
Capital shares redeemed	602,428	259,345
Investment advisory fees	167,815	55,682
Directors’ and Officer’s fees	4,245	3,947
Other accrued expenses	132,882	70,158
Other affiliates	1,984	871
Professional fees	78,674	54,036
Service and distribution fees	47,876	16,866

Total liabilities	1,091,074	500,352

NET ASSETS	$296,295,270	$104,758,528

NET ASSETS CONSIST OF
Paid-in capital	$308,847,965	$122,686,947
Accumulated loss	(12,552,695)	(17,928,419)

NET ASSETS	$296,295,270	$104,758,528

(a) Investments at cost — unaffiliated	$275,662,658	$106,569,392
(b) Securities loaned at value	$—	$688
(c) Investments at cost — affiliated	$14,464,001	$2,675,661
(d) Foreign currency at cost	$832	$—

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2020

	BlackRock Mid Cap Dividend Fund	BlackRock Natural Resources Trust

NET ASSET VALUE

Institutional
Net assets	$118,805,511	$42,600,639

Shares outstanding	7,229,302	2,089,813

Net asset value	$16.43	$20.38

Shares authorized	20 million	Unlimited

Par value	$0.10	$0.10

Investor A
Net assets	$141,640,012	$57,841,496

Shares outstanding	9,091,833	3,028,519

Net asset value	$15.58	$19.10

Shares authorized	40 million	Unlimited

Par value	$0.10	$0.10

Investor C
Net assets	$7,814,757	$4,316,393

Shares outstanding	653,506	315,935

Net asset value	$11.96	$13.66

Shares authorized	40 million	Unlimited

Par value	$0.10	$0.10

Class K
Net assets	$7,756,017	N/A

Shares outstanding	471,998	N/A

Net asset value	$16.43	N/A

Shares authorized	2 billion	N/A

Par value	$0.10	N/A

Class R
Net assets	$20,278,973	N/A

Shares outstanding	1,536,251	N/A

Net asset value	$13.20	N/A

Shares authorized	40 million	N/A

Par value	$0.10	N/A

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations  (unaudited)

Six Months Ended October 31, 2020

	BlackRock Mid Cap Dividend Fund	BlackRock Natural Resources Trust

INVESTMENT INCOME
Dividends — unaffiliated	$3,871,018	$2,374,148
Dividends — affiliated	6,033	783
Securities lending income — affiliated — net	3,811	9,116
Foreign taxes withheld	(17,546)	(140,715)

Total investment income	3,863,316	2,243,332

EXPENSES
Investment advisory	966,871	343,160
Service and distribution — class specific	282,489	108,698
Transfer agent — class specific	221,633	105,363
Registration	46,845	31,281
Professional	40,656	51,241
Accounting services	31,451	17,047
Printing and postage	20,900	8,991
Custodian	11,275	10,690
Directors and Officer	6,238	5,510
Miscellaneous	11,156	7,531

Total expenses	1,639,514	689,512
Less:
Fees waived and/or reimbursed by the Manager	(5,883)	(681)
Transfer agent fees waived and/or reimbursed — class specific	(89,098)	—

Total expenses after fees waived and/or reimbursed	1,544,533	688,831

Net investment income	2,318,783	1,554,501

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,009,088)	(710,215)
Investments — affiliated	485	2,180
Foreign currency transactions	(2,764)	4,452

	(9,011,367)	(703,583)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	36,802,275	5,261,553
Investments — affiliated	(1,816)	(1,765)
Foreign currency translations	(2,305)	100

	36,798,154	5,259,888

Net realized and unrealized gain	27,786,787	4,556,305

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,105,570	$6,110,806

See notes to financial statements.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Mid Cap Dividend Fund			BlackRock Natural Resources Trust
	Six Months Ended 10/31/20 (unaudited)	Period from 02/01/20 to 04/30/20	Year Ended 01/31/20	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,318,783	$566,596	$4,597,652	$1,554,501	$2,264,461	$4,459,705
Net realized gain (loss)	(9,011,367)	(6,210,095)	14,236,369	(703,583)	(10,550,603)	(836,274)
Net change in unrealized appreciation (depreciation)	36,798,154	(59,154,002)	27,501,768	5,259,888	(19,798,207)	(24,142,310)

Net increase (decrease) in net assets resulting from operations	30,105,570	(64,797,501)	46,335,789	6,110,806	(28,084,349)	(20,518,879)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,153,006)	(386,870)	(4,826,567)	—	(1,311,846)	(9,117,425)
Investor A	(2,644,928)	(473,014)	(6,954,632)	—	(2,609,396)	(16,428,103)
Investor C	(206,820)	(24,768)	(703,516)	—	(278,758)	(3,367,660)
Class K	(116,954)	(22,600)	(233,780)	—	—	—
Class R	(433,266)	(72,749)	(1,359,329)	—	—	—

Decrease in net assets resulting from distributions to shareholders .	(5,554,974)	(980,001)	(14,077,824)	—	(4,200,000)	(28,913,188)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .	(1,609,011)	(2,967,946)	(21,580,941)	(7,772,288)	(13,969,195)	(16,116,252)

NET ASSETS
Total increase (decrease) in net assets	22,941,585	(68,745,448)	10,677,024	(1,661,482)	(46,253,544)	(65,548,319)
Beginning of period	273,353,685	342,099,133	331,422,109	106,420,010	152,673,554	218,221,873

End of period	$296,295,270	$273,353,685	$342,099,133	$104,758,528	$106,420,010	$152,673,554

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid Cap Dividend Fund

	Institutional
	Six Months Ended 10/31/20 (unaudited)		Period from 02/01/20 to 04/30/20		Year Ended January 31,
					2020		2019	2018		2017	2016

Net asset value, beginning of period	$15.04		$18.62		$16.93		$19.13	$21.24		$16.52	$21.37

Net investment income(a)	0.14		0.04		0.28		0.28	0.25	(b)	0.15	0.17
Net realized and unrealized gain (loss)	1.55		(3.56)		2.16		(1.18)	1.70		5.69	(2.22)

Net increase (decrease) from investment operations	1.69		(3.52)		2.44		(0.90)	1.95		5.84	(2.05)

Distributions(c)
From net investment income	(0.13)		—		(0.28)		(0.33)	(0.20)		(0.14)	(0.23)
From net realized gain	(0.17)		(0.06)		(0.47)		(0.97)	(3.86)		(0.98)	(2.57)

Total distributions	(0.30)		(0.06)		(0.75)		(1.30)	(4.06)		(1.12)	(2.80)

Net asset value, end of period	$16.43		$15.04		$18.62		$16.93	$19.13		$21.24	$16.52

Total Return(d)
Based on net asset value	11.27	%(e)	(18.89	)%(e)	14.56%		(4.77)%	11.13%		35.48%	(10.78)%

Ratios to Average Net Assets(f)
Total expenses	0.88	%(g)	0.95	%(g)(h)	0.85	%(i)	0.92%	0.90%		0.85%	0.94%

Total expenses after fees waived and/or reimbursed	0.85	%(g)	0.85	%(g)	0.85%		0.86%	0.86%		0.85%	0.94%

Net investment income	1.74	%(g)	0.96	%(g)	1.55%		1.52%	1.26	%(b)	0.79%	0.81%

Supplemental Data
Net assets, end of period (000)	$118,806		$100,473		$119,924		$107,455	$119,371		$207,240	$144,008

Portfolio turnover rate	37%		25%		56%		58%	154%		93%	73%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.16%, respectively, resulting from a non-recurring dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 02/01/20 to 04/30/20	Year Ended January 31,
			2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	—%	—%	—%	—%

(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.05%.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid Cap Dividend Fund (continued)

	Investor A
	Six Months Ended 10/31/20 (unaudited)		Period from 02/01/20 to 04/30/20		Year Ended January 31,
					2020	2019	2018		2017	2016

Net asset value, beginning of period	$14.27		$17.67		$16.10	$18.26	$20.46		$15.95	$20.71

Net investment income(a)	0.12		0.03		0.22	0.22	0.18	(b)	0.09	0.11
Net realized and unrealized gain (loss)	1.47		(3.38)		2.06	(1.13)	1.63		5.49	(2.14)

Net increase (decrease) from investment operations	1.59		(3.35)		2.28	(0.91)	1.81		5.58	(2.03)

Distributions(c)
From net investment income	(0.11)		—		(0.24)	(0.28)	(0.16)		(0.09)	(0.16)
From net realized gain	(0.17)		(0.05)		(0.47)	(0.97)	(3.85)		(0.98)	(2.57)

Total distributions	(0.28)		(0.05)		(0.71)	(1.25)	(4.01)		(1.07)	(2.73)

Net asset value, end of period	$15.58		$14.27		$17.67	$16.10	$18.26		$20.46	$15.95

Total Return(d)
Based on net asset value	11.19	%(e)	(18.95	)%(e)	14.28%	(5.03)%	10.85%		35.08%	(11.01)%

Ratios to Average Net Assets(f)
Total expenses	1.18	%(g)	1.28	%(g)(h)	1.15%	1.22%	1.20%		1.15%	1.20%

Total expenses after fees waived and/or reimbursed	1.10	%(g)	1.10	%(g)	1.10%	1.11%	1.12%		1.15%	1.20%

Net investment income	1.50	%(g)	0.79	%(g)	1.31%	1.26%	0.98	%(b)	0.49%	0.52%

Supplemental Data
Net assets, end of period (000)	$141,640		$136,057		$172,946	$169,202	$209,284		$235,578	$197,218

Portfolio turnover rate	37%		25%		56%	58%	154%		93%	73%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.16%, respectively, resulting from a non-recurring dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 02/01/20 to 04/30/20	Year Ended January 31,
			2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	—%	—%	—%	—%

(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.38%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid Cap Dividend Fund (continued)

	Investor C
	Six Months Ended 10/31/20 (unaudited)		Period from 02/01/20 to 04/30/20		Year Ended January 31,
					2020	2019	2018		2017	2016

Net asset value, beginning of period	$11.01		$13.65		$12.59	$14.57	$17.09		$13.50	$17.95

Net investment income (loss)(a)	0.05		0.00	(b)	0.08	0.07	0.02	(c)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	1.14		(2.61)		1.60	(0.90)	1.31		4.62	(1.81)

Net increase (decrease) from investment operations	1.19		(2.61)		1.68	(0.83)	1.33		4.57	(1.86)

Distributions(d)
From net investment income	(0.07)		—		(0.15)	(0.18)	(0.02)		—	(0.04)
From net realized gain	(0.17)		(0.03)		(0.47)	(0.97)	(3.83)		(0.98)	(2.55)

Total distributions	(0.24)		(0.03)		(0.62)	(1.15)	(3.85)		(0.98)	(2.59)

Net asset value, end of period	$11.96		$11.01		$13.65	$12.59	$14.57		$17.09	$13.50

Total Return(e)
Based on net asset value	10.82	%(f)	(19.14	)%(f)	13.47%	(5.76)%	10.02%		33.97%	(11.71)%

Ratios to Average Net Assets(g)
Total expenses	2.01	%(h)	2.07	%(h)(i)	1.99%	2.00%	1.98%		1.95%	2.00%

Total expenses after fees waived and/or reimbursed	1.85	%(h)	1.85	%(h)	1.85%	1.86%	1.90%		1.95%	2.00%

Net investment income (loss)	0.77	%(h)	0.09	%(h)	0.57%	0.53%	0.14	%(c)	(0.31)%	(0.27)%

Supplemental Data
Net assets, end of period (000)	$7,815		$10,610		$14,800	$16,738	$26,876		$56,247	$47,178

Portfolio turnover rate	37%		25%		56%	58%	154%		93%	73%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.16%, respectively, resulting from a non-recurring dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 02/01/20 to 04/30/20	Year Ended January 31,
			2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	—%	—%	—%	—%

(h)	Annualized.
(i)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.18%.

See notes to financial statements.

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid Cap Dividend Fund (continued)

	Class K
	Six Months Ended 10/31/20 (unaudited)		Period from 02/01/20 to 04/30/20		Year Ended January 31,			Period from 01/25/18(a) to 01/31/18
					2020		2019

Net asset value, beginning of period	$15.04		$18.62		$16.92		$19.13	$19.37

Net investment income(b)	0.15		0.04		0.29		0.25	0.00	(c)
Net realized and unrealized gain (loss)	1.55		(3.56)		2.18		(1.15)	(0.24)

Net increase (decrease) from investment operations	1.70		(3.52)		2.47		(0.90)	(0.24)

Distributions(d)
From net investment income	(0.14)		—		(0.30)		(0.34)	—
From net realized gain	(0.17)		(0.06)		(0.47)		(0.97)	—

Total distributions	(0.31)		(0.06)		(0.77)		(1.31)	—

Net asset value, end of period	$16.43		$15.04		$18.62		$16.92	$19.13

Total Return(e)
Based on net asset value	11.31	%(f)	(18.87	)%(f)	14.72%		(4.78)%	(1.24	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.78	%(h)	0.88	%(h)(i)	0.77	%(j)	0.81%	0.84	%(h)(k)

Total expenses after fees waived and/or reimbursed	0.77	%(h)	0.80	%(h)	0.76%		0.80%	0.77	%(h)

Net investment income	1.81	%(h)	1.08	%(h)	1.59%		1.36%	0.32	%(h)

Supplemental Data
Net assets, end of period (000)	$7,756		$5,369		$6,516		$4,037	$198

Portfolio turnover rate	37%		25%		56%		58%	154%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 02/01/20 to 04/30/20	Year Ended January 31,		Period from 01/25/18(a) to 01/31/18
			2020	2019
Investments in underlying funds	0.01%	0.01%	0.01%	—%	—%

(h)	Annualized.
(i)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.99%.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended January 31, 2020, the expense ratio would been 0.76%.
(k)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.85%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid Cap Dividend Fund (continued)

	Class R
	Six Months Ended 10/31/20 (unaudited)		Period from 02/01/20 to 04/30/20		Year Ended January 31,
					2020	2019	2018		2017	2016

Net asset value, beginning of period	$12.13		$15.04		$13.80	$15.85	$18.29		$14.36	$18.93

Net investment income(a)	0.08		0.02		0.16	0.15	0.11	(b)	0.03	0.04
Net realized and unrealized gain (loss)	1.26		(2.89)		1.76	(0.98)	1.43		4.92	(1.93)

Net increase (decrease) from investment operations	1.34		(2.87)		1.92	(0.83)	1.54		4.95	(1.89)

Distributions(c)
From net investment income	(0.10)		—		(0.21)	(0.25)	(0.13)		(0.04)	(0.12)
From net realized gain	(0.17)		(0.04)		(0.47)	(0.97)	(3.85)		(0.98)	(2.56)

Total distributions	(0.27)		(0.04)		(0.68)	(1.22)	(3.98)		(1.02)	(2.68)

Net asset value, end of period	$13.20		$12.13		$15.04	$13.80	$15.85		$18.29	$14.36

Total Return(d)
Based on net asset value	11.08	%(e)	(19.06	)%(e)	14.05%	(5.31)%	10.59%		34.58%	(11.26)%

Ratios to Average Net Assets(f)
Total expenses	1.45	%(g)	1.53	%(g)(h)	1.46%	1.52%	1.51%		1.48%	1.50%

Total expenses after fees waived and/or reimbursed, as applicable	1.35	%(g)	1.35	%(g)	1.35%	1.36%	1.40%		1.48%	1.50%

Net investment income	1.26	%(g)	0.56	%(g)	1.09%	1.01%	0.70	%(b)	0.16%	0.23%

Supplemental Data
Net assets, end of period (000)	$20,279		$20,844		$27,913	$33,989	$45,066		$51,713	$44,562

Portfolio turnover rate	37%		25%		56%	58%	154%		93%	73%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.16%, respectively, resulting from a non-recurring dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 02/01/20 to 04/30/20	Year Ended January 31,
			2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	—%	—%	—%	—%

(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.64%.

See notes to financial statements.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust

	Institutional
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019	2018	2017		2016		2015

Net asset value, beginning of period	$19.31		$25.15		$33.01	$30.00	$43.39		$47.03		$77.17

Net investment income(a)	0.31		0.42		0.77	0.66	0.73	(b)	0.47		0.53
Net realized and unrealized gain (loss)	0.76		(5.51)		(4.08)	3.85	1.00		(0.96)		(25.35)

Net increase (decrease) from investment operations	1.07		(5.09)		(3.31)	4.51	1.73		(0.49)		(24.82)

Distributions(c)
From net investment income	—		(0.75)		(0.79)	(0.91)	(0.41)		(0.42)		(0.37)
From net realized gain	—		—		(3.76)	(0.59)	(14.71)		(2.73)		(4.95)

Total distributions	—		(0.75)		(4.55)	(1.50)	(15.12)		(3.15)		(5.32)

Net asset value, end of period	$20.38		$19.31		$25.15	$33.01	$30.00		$43.39		$47.03

Total Return(d)
Based on net asset value	5.54	%(e)	(20.81	)%(e)	(9.12)%	15.32%	4.68%		(0.15)%		(32.68)%

Ratios to Average Net Assets
Total expenses	0.98	%(f)	1.00	%(f)(g)	0.91%	0.92%	0.85%		0.88	%(h)	0.83%

Total expenses after fees waived and/or reimbursed	0.98	%(f)	1.00	%(f)(g)	0.91%	0.92%	0.85%		0.88	%(h)	0.83%

Net investment income	2.93	%(f)	2.48	%(f)	2.86%	2.08%	1.64	%(b)	1.12%		0.89%

Supplemental Data
Net assets, end of period (000)	$42,601		$41,828		$44,732	$72,269	$84,139		$69,602		$80,864

Portfolio turnover rate	43%		49%		75%	75%	102%		7%		6%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in July 2017.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.03% and 1.02%.

(h)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)

	Investor A
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019	2018	2017		2016		2015

Net asset value, beginning of period	$18.12		$23.63		$31.32	$28.50	$41.97		$45.59		$75.12

Net investment income(a)	0.27		0.37		0.64	0.54	0.53	(b)	0.34		0.36
Net realized and unrealized gain (loss)	0.71		(5.20)		(3.86)	3.67	1.01		(0.92)		(24.65)

Net increase (decrease) from investment operations	0.98		(4.83)		(3.22)	4.21	1.54		(0.58)		(24.29)

Distributions(c)
From net investment income	—		(0.68)		(0.71)	(0.80)	(0.30)		(0.31)		(0.29)
From net realized gain	—		—		(3.76)	(0.59)	(14.71)		(2.73)		(4.95)

Total distributions	—		(0.68)		(4.47)	(1.39)	(15.01)		(3.04)		(5.24)

Net asset value, end of period	$19.10		$18.12		$23.63	$31.32	$28.50		$41.97		$45.59

Total Return(d)
Based on net asset value	5.41	%(e)	(20.99	)%(e)	(9.37)%	15.06%	4.38%		(0.40)%		(32.87)%

Ratios to Average Net Assets
Total expenses	1.28	%(f)	1.26	%(f)(g)	1.20%	1.18%	1.13%		1.14	%(h)	1.10%

Total expenses after fees waived and/or reimbursed	1.28	%(f)	1.26	%(f)(g)	1.19%	1.18%	1.13%		1.14	%(h)	1.10%

Net investment income	2.64	%(f)	2.29	%(f)	2.54%	1.77%	1.22	%(b)	0.84%		0.62%

Supplemental Data
Net assets, end of period (000)	$57,841		$58,276		$96,230	$122,564	$133,246		$197,713		$198,816

Portfolio turnover rate	43%		49%		75%	75%	102%		7%		6%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in July 2017.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.28%.

(h)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)

	Investor C
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019	2018	2017		2016		2015

Net asset value, beginning of period	$13.02		$17.10		$24.03	$22.16	$35.93		$39.48		$66.24

Net investment income (loss)(a)	0.13		0.17		0.35	0.24	0.15	(b)	0.02		(0.08)
Net realized and unrealized gain (loss)	0.51		(3.74)		(3.01)	2.83	0.81		(0.84)		(21.62)

Net increase (decrease) from investment operations	0.64		(3.57)		(2.66)	3.07	0.96		(0.82)		(21.70)

Distributions(c)
From net investment income	—		(0.51)		(0.51)	(0.61)	(0.02)		—		(0.11)
From net realized gain	—		—		(3.76)	(0.59)	(14.71)		(2.73)		(4.95)

Total distributions	—		(0.51)		(4.27)	(1.20)	(14.73)		(2.73)		(5.06)

Net asset value, end of period	$13.66		$13.02		$17.10	$24.03	$22.16		$35.93		$39.48

Total Return(d)
Based on net asset value	4.92	%(e)	(21.45	)%(e)	(10.06)%	14.13%	3.55%		(1.20)%		(33.38)%

Ratios to Average Net Assets
Total expenses	2.13	%(f)	2.08	%(f)(g)	1.97%	1.95%	1.91%		1.94	%(h)	1.88%

Total expenses after fees waived and/or reimbursed	2.12	%(f)	2.08	%(f)(g)	1.97%	1.95%	1.91%		1.94	%(h)	1.88%

Net investment income (loss)	1.85	%(f)	1.49	%(f)	1.85%	1.03%	0.41	%(b)	0.06%		(0.16)%

Supplemental Data
Net assets, end of period (000)	$4,316		$6,316		$11,711	$23,390	$30,337		$47,397		$57,026

Portfolio turnover rate	43%		49%		75%	75%	102%		7%		6%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 per share and 0.37%, respectively, resulting from a special dividend from Baker Hughes, Inc. in July 2017.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.10%.

(h)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Each of BlackRock Mid Cap Dividend Series, Inc. (the “Corporation”) and BlackRock Natural Resources Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation and BlackRock Natural Resources Trust is organized as a Massachusetts business trust. BlackRock Mid Cap Dividend Fund is a series of the Corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Mid Cap Dividend Fund	Mid Cap Dividend	Diversified
BlackRock Natural Resources Trust	Natural Resources	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To investor A shares after approximately 10 years(c)

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
(c)	Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.

The Board of Directors of the Corporation and the Board of Trustees of Natural Resources are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the Statements of Assets and Liabilities.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the Fund’s listing exchange. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the Fund’s listing exchange that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments)

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2020, certain investments of Natural Resources were fair valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value - unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Natural Resources
State Street Bank & Trust Company	$688	$(688)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Natural Resources and the Corporation, on behalf of Mid Cap Dividend, have each entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

	Investment Advisory Fees
Average Daily Net Assets	Mid Cap Dividend	Natural Resources
First $1 billion	0.65%	0.60%
$1 billion — $3 billion	0.61	0.56
$3 billion — $5 billion	0.59	0.54
$5 billion — $10 billion	0.57	0.52
Greater than $10 billion	0.55	0.51

For the six months ended October 31, 2020, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Fund Name	Amounts Reimbursed
Mid Cap Dividend	$1,846
Natural Resources	742

With respect to Natural Resources, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of Natural Resources for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Funds entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Mid Cap Dividend		Natural Resources
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	N/A	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended October 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
Mid Cap Dividend	$180,461	$49,338	$52,690	$282,489
Natural Resources	79,358	29,340	—	108,698

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2020, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional
Mid Cap Dividend	$11

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid Cap Dividend	$326	$4,786	$1,412	$31	$160	$6,715
Natural Resources	122	3,006	491	—	—	3,619

For the six months ended October 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class R	Class K	Total
Mid Cap Dividend	$67,665	$121,592	$12,149	$19,767	$460	$221,633
Natural Resources	33,801	62,970	8,592	—	—	105,363

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

Other Fees: For the six months ended October 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Share Class	Mid Cap Dividend	Natural Resources
Investor A	$1,832	$1,461

For the six months ended October 31, 2020, affiliates received CDSCs as follows:

Share Class	Mid Cap Dividend	Natural Resources
Investor A	$856	$—
Investor C	84	480

Expense Limitations, Waivers and Reimbursements: With respect to the Funds, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through August 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 29, 2020, this waiver was voluntary for Mid Cap Dividend Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2020, the amounts waived were as follows:

Fund Name	Amounts Waived
Mid Cap Dividend	$5,883
Natural Resources	681

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through August 31, 2021. Each contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the applicable Fund. For the six months ended October 31, 2020 there were no fees waived and/or reimbursed by the Manager pursuant to these arrangements.

With respect to Mid Cap Dividend, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Mid Cap Dividend	0.85%	1.10%	1.85%	0.80%	1.35%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through August 31, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of Mid Cap Dividend. For the six months ended October 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific, in the Statements of Operations. For the six months ended October 31, 2020, class specific expense waivers and/or reimbursements are as follows:

Fund Name	Institutional	Investor A	Investor C	Class R	Total
Mid Cap Dividend	$15,028	$56,148	$7,699	$10,223	$89,098

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC (“Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Mid Cap Dividend retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Mid Cap Dividend, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Pursuant to the current securities lending agreement, Natural Resources retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Natural Resources, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated – net in the Statements of Operations. For the six months ended October 31, 2020, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Mid Cap Dividend	$1,095
Natural Resources	1,785

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Mid Cap Dividend is currently permitted to borrow under the Interfund Lending Program. Natural Resources is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended October 31, 2020, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended October 31, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
Mid Cap Dividend	$102,775,915	$107,044,324
Natural Resources	46,495,582	54,721,327

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Mid Cap Dividend	Natural Resources
$6,293,400	$11,837,964

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (unaudited) (continued)

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	Mid Cap Dividend	Natural Resources

Tax cost	$294,565,399	$111,851,456

Gross unrealized appreciation	$28,993,502	$14,446,088
Gross unrealized depreciation	(26,855,550)	(21,394,433)

Net unrealized appreciation (depreciation)	$2,137,952	$(6,948,345)

8.	BANK BORROWINGS

Natural Resources and the Corporation, on behalf of Mid Cap Dividend, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2020, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/20		Period from 02/01/20 to 04/30/20		Year Ended 01/31/20
Mid Cap Dividend	Shares	Amounts	Shares	Amounts	Shares	Amounts
Institutional
Shares sold	1,593,129	$26,145,806	923,115	$13,460,205	2,235,179	$39,536,418
Shares issued in reinvestment of distributions	87,038	1,424,873	18,011	256,115	174,154	3,190,195
Shares redeemed	(1,132,576)	(18,265,654)	(699,289)	(10,305,875)	(2,318,297)	(41,535,412)

	547,591	$9,305,025	241,837	$3,410,445	91,036	$1,191,201

Investor A
Shares sold and automatic conversion of shares	589,177	$9,046,054	388,013	$5,636,304	1,178,108	$20,151,607
Shares issued in reinvestment of distributions	165,110	2,558,454	33,817	456,525	384,821	6,701,727
Shares redeemed	(1,196,752)	(18,455,174)	(673,054)	(9,582,027)	(2,287,877)	(39,381,670)

	(442,465)	$(6,850,666)	(251,224)	$(3,489,198)	(724,948)	$(12,528,336)

Investor C
Shares sold	49,836	$591,739	38,166	$431,050	135,095	$1,812,739
Shares issued in reinvestment of distributions	17,256	204,458	2,346	24,444	50,778	686,227
Shares redeemed and automatic conversion of shares	(376,869)	(4,439,169)	(161,495)	(1,772,181)	(431,018)	(5,771,606)

	(309,777)	$(3,642,972)	(120,983)	$(1,316,687)	(245,145)	$(3,272,640)

Class K
Shares sold	162,913	$2,698,021	48,277	$762,692	196,900	$3,579,294
Shares issued in reinvestment of distributions	7,141	116,954	1,589	22,600	12,315	225,792
Shares redeemed	(55,173)	(901,373)	(42,645)	(616,482)	(97,876)	(1,767,740)

	114,881	$1,913,602	7,221	$168,810	111,339	$2,037,346

Class R
Shares sold	124,464	$1,627,230	121,811	$1,367,368	351,635	$5,115,914
Shares issued in reinvestment of distributions	32,990	433,110	6,335	72,725	91,575	1,358,936
Shares redeemed	(338,993)	(4,394,340)	(266,614)	(3,181,409)	(1,050,180)	(15,483,362)

	(181,539)	$(2,334,000)	(138,468)	$(1,741,316)	(606,970)	$(9,008,512)

	(271,309)	$(1,609,011)	(261,617)	$(2,967,946)	(1,374,688)	$(21,580,941)

	Six Months Ended 10/31/20		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19
Natural Resources	Shares	Amounts	Shares	Amounts	Shares	Amounts
Institutional
Shares sold	285,588	$6,089,370	1,056,313	$19,618,498	632,737	$16,412,969
Shares issued in reinvestment of distributions	—	—	49,497	1,184,959	347,369	8,208,301
Shares redeemed	(361,727)	(7,636,080)	(718,137)	(15,089,462)	(1,390,912)	(36,047,937)

	(76,139)	$(1,546,710)	387,673	$5,713,995	(410,806)	$(11,426,667)

Investor A
Shares sold and automatic conversion of shares	251,184	$5,034,979	602,286	$12,370,304	1,079,239	$26,406,850
Shares issued in reinvestment of distributions	—	—	108,704	2,444,745	690,863	15,364,720
Shares redeemed	(438,684)	(8,777,942)	(1,567,613)	(31,261,769)	(1,610,966)	(40,411,849)

	(187,500)	$(3,742,963)	(856,623)	$(16,446,720)	159,136	$1,359,721

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 10/31/20		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19
Natural Resources (continued)	Shares	Amounts	Shares	Amounts	Shares	Amounts
Investor C
Shares sold	17,343	$239,076	81,789	$1,028,431	67,510	$1,182,995
Shares issued in reinvestment of distributions	—	—	16,519	267,780	202,957	3,283,845
Shares redeemed and automatic conversion of shares	(186,596)	(2,721,691)	(297,976)	(4,532,681)	(558,788)	(10,516,146)

	(169,253)	$(2,482,615)	(199,668)	$(3,236,470)	(288,321)	$(6,049,306)

	(432,892)	$(7,772,288)	(668,618)	$(13,969,195)	(539,991)	$(16,116,252)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements and Sub-Advisory  Agreement

The Board of Trustees of BlackRock Natural Resources Trust (“Natural Resources Trust”) met on April 7, 2020 and May 11-13, 2020 to consider the approval of the investment advisory agreement (the “Natural Resources Trust Advisory Agreement”) between Natural Resources Trust and BlackRock Advisors, LLC (the “Manager”), Natural Resources Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to Natural Resources Trust.

The Board of Directors of BlackRock Mid Cap Dividend Series, Inc. (the “Corporation”) met on April 7, 2020 and May 11-13, 2020 to consider the approval of the investment advisory agreement (the “Mid Cap Dividend Advisory Agreement”) between the Corporation, on behalf of BlackRock Mid Cap Dividend Fund (the “Mid Cap Dividend Fund”), a series of the Corporation, and the Manager, the Corporation’s investment advisor.

Natural Resources Trust and Mid Cap Dividend Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Natural Resources Trust Advisory Agreement, the Sub-Advisory Agreement and the Mid Cap Dividend Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of Natural Resources Trust and the Board of Directors of BlackRock Mid Cap Dividend Series, Inc. are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 7, 2020 are referred to as the “April Meeting” and the meetings held on May 11-13, 2020 are referred to as the “May Meeting.”

Activities and Composition of the Boards

On the date of the May Meeting, each Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the pertinent Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the pertinent Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, each Board considers the continuation of the pertinent Agreement(s) on an annual basis. The Boards have four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Boards also have a fifth one-day meeting to consider specific information surrounding the renewal of the pertinent Agreement(s), each Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, each Board assessed, among other things, the nature, extent and quality of the services provided to the pertinent Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight, administrative and shareholder services; oversight of the pertinent Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Boards, acting directly and through their committees, consider information that is relevant to their annual consideration of the renewal of the pertinent Agreement(s), including the services and support provided by BlackRock to the pertinent Fund and its shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreements.” Among the matters each Board considered, with respect to the pertinent Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, each Board requested and received materials specifically relating to the pertinent Agreement(s). The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to each Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the pertinent Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENT	35

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement  (continued)

performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding the pertinent Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement(s). As a result of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, each Board concluded, with respect to the pertinent Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Boards did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the pertinent Fund’s performance, investment strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to the pertinent Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock

Each Board, including the Independent Board Members, also reviewed and considered the performance history of the applicable Fund. In preparation for the April Meeting, the Boards were provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the pertinent Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the pertinent Fund throughout the year.

In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board of the Corporation noted that for the one-, three- and five-year periods reported, Mid Cap Dividend Fund ranked in the first, second and second quartiles, respectively, against its Performance Peers.

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement  (continued)

The Board of Natural Resources Trust noted that for each of the one-, three- and five-year periods reported, Natural Resources Trust ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement(s) and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board of Natural Resources Trust noted that Natural Resource Trust’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.

The Board of the Corporation noted that Mid Cap Dividend Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the pertinent Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, each Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. Each Board also considered the extent to which the applicable Fund benefits from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENT	37

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement  (continued)

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of Natural Resources Trust, including the Independent Board Members, unanimously approved the continuation of the Natural Resources Trust Advisory Agreement between the Manager and Natural Resources Trust for a one-year term ending June 30, 2021, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to Natural Resources Trust for a one-year term ending June 30, 2021.

The Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Mid Cap Dividend Advisory Agreement between the Manager and the Corporation, on behalf of Mid Cap Dividend Fund, for a one-year term ending June 30, 2021.

Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as pertinent, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

ADDITIONAL INFORMATION	39

Additional Information  (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited(a)

Edinburgh, EH3 8BL

United Kingdom

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

(a) For BlackRock Natural Resources Trust.

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

GLOSSARY OF TERMS USED IN THIS REPORT	41

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MCDNR-10/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 31, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: December 31, 2020

3